Commitments and Contingencies (Narrative) (Details) $ in Thousands, gal in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016 gal	Dec. 31, 2015 USD ($) $ / gal gal	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Other Commitments [Line Items]
Deferred lease liability		$ 349	$ 329
Lease expenses		$ 22,400	$ 21,200	$ 13,200
Fee-based Storage and Throughput Agreement [Member] | Green Plains Trade [Member]
Other Commitments [Line Items]
Minimum volume commitment, throughput capacity (in gallons) | gal	246.5	212.5
Throughput, price per gallon | $ / gal		0.05